Schedule of investments
Macquarie VIP Core Equity Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 95.37%♦
Communication Services — 9.96%
Alphabet Class A	157,495	$ 24,355,027
AT&T	573,019	16,204,978
Live Nation Entertainment †	47,209	6,164,551
Meta Platforms Class A	27,767	16,003,788
		62,728,344
Consumer Discretionary — 8.47%
Amazon.com †	133,599	25,418,546
AutoZone †	4,147	15,811,598
Home Depot	33,028	12,104,432
		53,334,576
Consumer Staples — 3.94%
Costco Wholesale	18,968	17,939,555
Procter & Gamble	40,417	6,887,865
		24,827,420
Energy — 0.61%
ConocoPhillips	36,795	3,864,211
		3,864,211
Financials — 23.94%
Allstate	60,285	12,483,215
Ally Financial	220,447	8,039,702
American Express	41,322	11,117,684
Aon Class A	22,318	8,906,891
Blackstone	59,693	8,343,887
Capital One Financial	88,774	15,917,178
CME Group	57,990	15,384,167
Fiserv †	89,772	19,824,351
JPMorgan Chase & Co.	37,373	9,167,597
KKR & Co.	73,553	8,503,462
Mastercard Class A	20,073	11,002,413
Morgan Stanley	74,773	8,723,766
Progressive	47,490	13,440,145
		150,854,458
Healthcare — 7.66%
Abbott Laboratories	116,581	15,464,469
Danaher	27,183	5,572,515
HCA Healthcare	22,129	7,646,676
UnitedHealth Group	22,677	11,877,079
Vertex Pharmaceuticals †	15,845	7,681,973
		48,242,712
Industrials — 9.88%
Airbus ADR	274,987	12,124,177
BAE Systems ADR	97,418	8,010,682
Cummins	17,117	5,365,153
Eaton	37,792	10,272,999
Howmet Aerospace	138,212	17,930,243
Lockheed Martin	19,165	8,561,197
		62,264,451
Information Technology — 25.33%
Apple	125,554	27,889,310
Applied Materials	69,176	10,038,821
Broadcom	34,209	5,727,613
Microsoft	100,182	37,607,321
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
NVIDIA	224,677	$ 24,350,493
Salesforce	38,611	10,361,648
SAP ADR	26,420	7,092,185
Seagate Technology Holdings	71,638	6,085,648
Taiwan Semiconductor Manufacturing ADR	106,599	17,695,434
TE Connectivity	45,515	6,432,180
Zebra Technologies Class A †	22,336	6,311,260
		159,591,913
Materials — 4.21%
Crown Holdings	74,933	6,688,520
Linde	24,521	11,417,958
Sherwin-Williams	24,084	8,409,892
		26,516,370
Utilities — 1.37%
NextEra Energy	122,066	8,653,259
		8,653,259
Total Common Stocks (cost $466,717,953)		600,877,714

Short-Term Investments — 4.89%
Money Market Mutual Funds — 4.89%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	7,700,747	7,700,747
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	7,700,746	7,700,746
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	7,700,747	7,700,747
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	7,700,747	7,700,747
Total Short-Term Investments (cost $30,802,987)		30,802,987

Total Value of Securities—100.26% (cost $497,520,940)		631,680,701
Liabilities Net of Receivables and Other Assets—(0.26%)		(1,665,231)
Net Assets Applicable to 45,372,192 Shares Outstanding—100.00%		$630,015,470
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.

NQ- VIP2 [0325] 0525 (4479011)    1

Schedule of investments
Macquarie VIP Core Equity Series   (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ- VIP2 [0325] 0525 (4479011)